Consolidated Statement of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue from contracts with customers	$ 35,504,392	$ 30,518,356
Cost of revenue	(26,462,637)	(22,346,521)
Gross profit	9,041,755	8,171,835
Selling and marketing expenses	(8,013,933)	(5,284,152)
General and administrative expenses	(11,017,765)	(5,204,627)
Consultancy and professional fees	(6,120,494)	(231,369)
Government grants	2,546,360
Operating loss	(13,564,077)	(2,548,313)
Finance costs	(2,679,763)	(1,764,682)
Finance income	145,107	137,397
Other income	41,419	60,497
Share of loss of a joint venture	(94,210)
Foreign exchange loss, net	(1,558,780)	(1,126,851)
Loss before tax	(17,710,304)	(5,241,952)
Income tax expense	(340,003)	(501,238)
LOSS AND TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(18,050,307)	(5,743,190)
Attributable to:
Equity holders of the Parent	(17,786,681)	(5,585,948)
Non-controlling interests	(263,626)	(157,242)
Attributable to Total	$ (18,050,307)	$ (5,743,190)
Basic and diluted loss per share attributable to equity holders of the parent (in Dollars per share)	$ (206.9)	$ (68.27)